NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Business Combination Marketing Agreement and Chardan Note (Details) - USD ($)						6 Months Ended	12 Months Ended
	Sep. 19, 2025	Jul. 01, 2025	Oct. 23, 2024	Aug. 09, 2024	Feb. 09, 2024	Jun. 30, 2024	Jun. 30, 2025
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Marketing fees payable to underwriters					$ 7,043,750
Convertible notes, net						$ 3,783,437
Interest expense						$ 1,896,714	$ 7,276,092
Quantum Ventures LLC | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Conversion, shares transferred							6,113
Atlas FinTech | Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares transferred				2,788,276
Atlas FinTech | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares transferred				46,471
Conversion, shares transferred							2,119
Subsequent event
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Interest amount		$ 57,821
Chardan Note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount			$ 5,209,764		$ 4,150,000
Shares transferred							4,250,000
Period to file registration statement with SEC					45 days
Minimum period for which the registration statement with SEC is suspended, considered for increase in interest rate					15 days
Incremental weekly interest rate, if the registration statement is not filed or is not effective or terminated or suspended (in percent)					2.00%
Conversion amount			$ 5,209,764
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)			90.00%
Convertible notes, net							$ 3,282,518
Interest amount							212,803
Interest expense							137,872
Amortization of discount							1,772,558
Principal balance							959,764
Unamortized discount							240,897
Total carrying balance							718,867
Chardan Note | Contractual Interest Rate Reduction
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Financing receivable excluding accrued interest							$ 5,209,764
Chardan Note | Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares transferred							2,744,623
Conversion amount							$ 4,975,000
Shares issued as conversion in principle on convertible notes (in shares)							2,736,391
Chardan Note | Quantum Ventures LLC | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Conversion, shares transferred							2,427
Chardan Note | Atlas FinTech | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Conversion, shares transferred							877
Chardan Note | Subsequent event
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares transferred	959,764